Condensed Statements of Operations - USD ($)			3 Months Ended	5 Months Ended
		May 07, 2020	Sep. 30, 2020	Sep. 30, 2020
General and administrative expenses			$ 737,653	$ 738,653
Formation costs		$ (1,000)
Loss from operations			(737,653)	(738,653)
Other income:
Interest earned on investments held in trust account			3,387	3,387
Net Loss		$ (1,000)	$ (734,266)	$ (735,266)
Weighted average shares outstanding, basic and diluted	[1]	3,125,000
Basic and diluted net loss per share		$ 0.00
Class A redeemable common stock
Other income:
Weighted average shares outstanding, basic and diluted			14,375,000	14,375,000
Class A and Class B non-redeemable common stock
Other income:
Weighted average shares outstanding of Class A and Class B non-redeemable common stock (in Shares)			3,593,750	3,593,750
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock (in Dollars per share)			$ (0.20)	$ (0.20)

[1]	Excludes up to 468,750 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).